PIPE Financing and de-SPAC Transaction (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
The Company's Outstanding Common Stock
Immediately after the Closing, the Company’s outstanding common stock included the following components:

Shares
Legacy BBOT common stock	38,924,563
Helix common stock subject to redemption prior to the Closing	18,400,000
Redemption of Helix common stock	(7,119,750)
Helix common stock held by the Sponsor	4,648,186
Common stock of Helix issued in the PIPE Financing	24,343,711

Total common stock issued and outstanding	79,196,710